Taxes on Income (Annual) (Detail) - Significant components of the Company`s deferred income tax assets and liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred income tax asset :
Tax credit carryforwards	$ 926	$ 983
Operating loss carryforwards	10,240	11,200
Net pension costs	3,364	2,550
Warrant liabilities	1,462
Accruals	351	307
Allowance for bad debts	313	434
Other	411	211
Valuation allowance	(11,945)	(10,524)
Deferred income tax asset, Total	5,122	5,161
Deferred income tax liability:
Depreciation	4,113	4,765
Other	1,009	396
Deferred income tax liability, Total	5,122	5,161
Net deferred income taxes